Weighted Average Assumptions to Value Investor Warrants (Detail) - $ / shares	12 Months Ended
	May. 31, 2015	May. 31, 2014
Debt and Financial Instruments [Line Items]
Expected dividend yield	0.00%	0.00%
Stock price volatility	80.68%
Expected term	6 months
Risk-free interest rate	0.12%
Grant-date fair value	$ 0.15
Investor warrants
Debt and Financial Instruments [Line Items]
Expected dividend yield	0.00%
Stock price volatility	88.79%
Expected term	5 years
Minimum
Debt and Financial Instruments [Line Items]
Stock price volatility		78.00%
Expected term		3 years
Risk-free interest rate		0.64%
Grant-date fair value		$ 0.66
Minimum | Investor warrants
Debt and Financial Instruments [Line Items]
Risk-free interest rate	1.46%
Grant-date fair value	$ 0.52
Maximum
Debt and Financial Instruments [Line Items]
Stock price volatility		93.00%
Expected term		5 years
Risk-free interest rate		1.42%
Grant-date fair value		$ 0.72
Maximum | Investor warrants
Debt and Financial Instruments [Line Items]
Risk-free interest rate	1.58%
Grant-date fair value	$ 0.76